FINANCIAL STATEMENTS SCHEDULE I - CONDENSED STATEMENTS OF CASH FLOWS - Reconciliation of Cash, Cash Equivalents and Restricted Cash (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Reconciliation of cash, cash equivalents, and restricted cash reported within the statement of financial position that sum to the total of the same such amounts shown in the statement of cash flows
Cash and cash equivalents	$ 833,811	¥ 5,425,024		¥ 11,287,789	¥ 2,452,359
Restricted cash	53,596	348,710		635,366	266,403
Total cash, cash equivalents, equivalents, and restricted cash shown in the statement of cash flows	887,407	5,773,734	$ 1,832,555	11,923,155	2,718,762	¥ 163,359
ZTO EXPRESS (CAYMAN) INC.
Reconciliation of cash, cash equivalents, and restricted cash reported within the statement of financial position that sum to the total of the same such amounts shown in the statement of cash flows
Cash and cash equivalents	363,788	2,366,916		9,180,661	974,040
Restricted cash	24,000	156,151		333,264
Total cash, cash equivalents, equivalents, and restricted cash shown in the statement of cash flows	$ 387,788	¥ 2,523,067	$ 1,462,263	¥ 9,513,925	¥ 974,040